Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2017
Employee benefit plans
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Year ended March 31
	2015	2016	2017
Service cost	¥7,800	¥8,253	¥8,909
Interest cost	3,090	2,092	1,444
Expected return on plan assets	(5,732)	(6,064)	(6,004)
Amortization of net actuarial losses	2,127	1,456	2,867
Amortization of prior service cost	(1,148)	(1,148)	(1,090)

Net periodic benefit cost	¥6,137	¥4,589	¥6,126

Reconciliation of changes in projected benefit obligation and fair value of plan assets

	Millions of yen
	As of or for the year ended March 31
	2016	2017
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥240,858	¥253,292
Service cost	8,253	8,909
Interest cost	2,092	1,444
Actuarial gain	13,121	16,367
Benefits paid	(10,528)	(10,285)
Acquisition, divestitures and other	(504)	9

Projected benefit obligation at end of year	¥253,292	¥269,736

Change in plan assets:
Fair value of plan assets at beginning of year	¥233,837	¥232,027
Actual return on plan assets	2,540	6,754
Employer contributions	4,559	4,124
Benefits paid	(8,909)	(8,960)

Fair value of plan assets at end of year	¥232,027	¥233,945

Funded status at end of year	(21,265)	(35,791)

Amounts recognized in the consolidated balance sheets	¥(21,265)	¥(35,791)

Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets

	Millions of yen
	March 31
	2016	2017
Plans with ABO in excess of plan assets:
PBO	¥31,788	¥36,587
ABO	31,788	36,587
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥31,788	¥36,587
ABO	31,788	36,587
Fair value of plan assets	—	—

Amounts in accumulated other comprehensive income, pre-tax, that have not yet been recognized as components of net periodic benefit cost

Millions of yen
For the year ended March 31, 2017
Net actuarial loss	¥69,940
Net prior service cost	(7,710)

Total	¥62,230

Amounts in accumulated other comprehensive income, pre-tax, expected to be recognized as components of net periodic benefit cost over next fiscal year

Millions of yen
For the year ending March 31, 2018
Net actuarial loss	¥3,950
Net prior service cost	(1,148)

Total	¥2,802

Schedule of weighted-average assumptions used to determine PBO

	March 31
	2016	2017
Discount rate	0.6%	0.9%
Rate of increase in compensation levels	2.5%	2.5%

Weighted-average assumptions used to determine net periodic benefit costs

	Year ended March 31
	2015	2016	2017
Discount rate	1.4%	0.9%	0.6%
Rate of increase in compensation levels	2.5%	2.5%	2.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%

Information about plan assets at fair value

	Millions of yen
	March 31, 2016
	Level 1	Level 2	Level 3	Balance as of March 31, 2016
Pension plan assets:
Equities	¥21,283	¥—	¥—	¥21,283
Private equity investments	—	—	7,510	7,510
Japanese government securities	61,803	—	—	61,803
Bank and corporate debt securities	2,380	2,163	—	4,543
Investment trust funds and other(1)	—	12,934	47,699	60,633
Life insurance company general accounts	—	52,109	—	52,109
Other assets	—	24,146	—	24,146

Total	¥85,466	¥91,352	¥55,209	¥232,027

	Millions of yen
	March 31, 2017
	Level 1	Level 2	Level 3	Balance as of March 31, 2017
Pension plan assets:
Equities	¥24,375	¥—	¥—	¥24,375
Private equity investments	—	—	6,785	6,785
Japanese government securities	53,270	—	—	53,270
Bank and corporate debt securities	2,389	1,932	—	4,321
Investment trust funds and other(1)	—	9,816	50,424	60,240
Life insurance company general accounts	—	53,098	—	53,098
Other assets	—	31,856	—	31,856

Total	¥80,034	¥96,702	¥57,209	¥233,945

(1)	Includes hedge funds and real estate funds.

Information about plan assets for which Level 3 inputs are utilized to determine fair value

	Millions of yen
	Year ended March 31, 2016
	Balance as of April 1, 2015	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2016
Private equity investments	¥6,793	¥(2,034)	¥2,751	¥7,510
Investment trust funds and other	48,545	(2,018)	1,172	47,699

Total	¥55,338	¥(4,052)	¥3,923	¥55,209

	Millions of yen
	Year ended March 31, 2017
	Balance as of April 1, 2016	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2017
Private equity investments	¥7,510	¥353	¥(1,078)	¥6,785
Investment trust funds and other	47,699	1,155	1,570	50,424

Total	¥55,209	¥1,508	¥492	¥57,209

Expected benefit payments

Year ending March 31	Millions of yen
2018	¥12,232
2019	12,199
2020	11,806
2021	11,489
2022	11,708
2023-2027	64,993